Annual Fund Operating Expenses - ProShares Russell 2000 Dividend Growers ETF - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.40%
Other Expenses	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.41%